Leases (Details) - Schedule of Minimum Lease Payment Under its Operating Lease	Jun. 30, 2024 HKD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 HKD ($)
Schedule of Minimum Lease Payment Under Its Operating Lease [Abstract]
2025	$ 1,167,568	$ 149,529
2026	984,671	126,106
2027	306,849	39,298
Total future lease payments	2,459,088	314,933
Amount representing interest	(114,957)	(14,723)
Present value of future payments	$ 2,344,131	$ 300,210	$ 960,101